Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000224114 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224114 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224114 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224114 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224114 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224114 [Member] | PT Bank Negara Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224114 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224114 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224114 [Member] | Hellenic Telecommunications Organization S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224114 [Member] | BYD Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224114 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000224114 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224114 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.10%
C000224114 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224114 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224114 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224114 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000224114 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%
C000224114 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224114 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000224114 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000224114 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224117 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224117 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224117 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224117 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224117 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224117 [Member] | PT Bank Negara Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224117 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224117 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224117 [Member] | Hellenic Telecommunications Organization S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224117 [Member] | BYD Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224117 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000224117 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224117 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.10%
C000224117 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224117 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224117 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224117 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000224117 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%
C000224117 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224117 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000224117 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000224117 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224115 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224115 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224115 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224115 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224115 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224115 [Member] | PT Bank Negara Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224115 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224115 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224115 [Member] | Hellenic Telecommunications Organization S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224115 [Member] | BYD Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224115 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000224115 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224115 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.10%
C000224115 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224115 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224115 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224115 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000224115 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%
C000224115 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224115 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000224115 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000224115 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224118 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224118 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224118 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224118 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224118 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224118 [Member] | PT Bank Negara Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224118 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224118 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224118 [Member] | Hellenic Telecommunications Organization S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224118 [Member] | BYD Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224118 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000224118 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224118 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.10%
C000224118 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224118 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224118 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224118 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000224118 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%
C000224118 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224118 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000224118 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000224118 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224113 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224113 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224113 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224113 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224113 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224113 [Member] | PT Bank Negara Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224113 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224113 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224113 [Member] | Hellenic Telecommunications Organization S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224113 [Member] | BYD Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224113 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000224113 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224113 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.10%
C000224113 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224113 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224113 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224113 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000224113 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%
C000224113 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224113 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000224113 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000224113 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224112 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224112 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224112 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224112 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224112 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224112 [Member] | PT Bank Negara Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224112 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224112 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224112 [Member] | Hellenic Telecommunications Organization S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224112 [Member] | BYD Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224112 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000224112 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224112 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.10%
C000224112 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224112 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224112 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224112 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000224112 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%
C000224112 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224112 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000224112 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000224112 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224111 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224111 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224111 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224111 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224111 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224111 [Member] | PT Bank Negara Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224111 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224111 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224111 [Member] | Hellenic Telecommunications Organization S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224111 [Member] | BYD Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224111 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000224111 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224111 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.10%
C000224111 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224111 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224111 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224111 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000224111 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%
C000224111 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224111 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000224111 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000224111 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224116 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224116 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224116 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224116 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224116 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224116 [Member] | PT Bank Negara Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224116 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224116 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224116 [Member] | Hellenic Telecommunications Organization S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224116 [Member] | BYD Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224116 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000224116 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224116 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.10%
C000224116 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224116 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224116 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224116 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000224116 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%
C000224116 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224116 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000224116 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000224116 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232773 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000232773 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000232773 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232773 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232773 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232773 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232773 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232773 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232773 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232773 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232773 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232773 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232773 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000232773 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232773 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000232773 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232773 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000232773 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000232773 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000232773 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000232773 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000232773 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000232776 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000232776 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000232776 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232776 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232776 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232776 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232776 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232776 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232776 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232776 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232776 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232776 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232776 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000232776 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232776 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000232776 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232776 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000232776 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000232776 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000232776 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000232776 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000232776 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000232775 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000232775 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000232775 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232775 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232775 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232775 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232775 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232775 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232775 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232775 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232775 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232775 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232775 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000232775 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232775 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000232775 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232775 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000232775 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000232775 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000232775 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000232775 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000232775 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000232774 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000232774 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000232774 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232774 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232774 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232774 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232774 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232774 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232774 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232774 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232774 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232774 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232774 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000232774 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232774 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000232774 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232774 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000232774 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000232774 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000232774 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000232774 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000232774 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000232777 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000232777 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000232777 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232777 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232777 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232777 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232777 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232777 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232777 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232777 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232777 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232777 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000232777 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000232777 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000232777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000232777 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000232777 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000232777 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000232777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000232772 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000232772 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000232772 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232772 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232772 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232772 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232772 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232772 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232772 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232772 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232772 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232772 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232772 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000232772 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232772 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000232772 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232772 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000232772 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000232772 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000232772 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000232772 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000232772 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000232771 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000232771 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000232771 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232771 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232771 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232771 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232771 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232771 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232771 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232771 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232771 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232771 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232771 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000232771 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232771 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000232771 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232771 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000232771 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000232771 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000232771 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000232771 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000232771 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000232770 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000232770 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000232770 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232770 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232770 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232770 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232770 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232770 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232770 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232770 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232770 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232770 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232770 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000232770 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232770 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000232770 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232770 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000232770 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000232770 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000232770 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000232770 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000232770 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000118291 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118291 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118291 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118291 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118291 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118291 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118291 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118291 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118291 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118291 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000118291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000118291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000118291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000118291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118291 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000118291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118291 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000118291 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118292 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118292 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118292 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118292 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118292 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118292 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118292 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118292 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118292 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118292 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000118292 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000118292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000118292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000118292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118292 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000118292 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118292 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000118292 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118293 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118293 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118293 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118293 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118293 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118293 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118293 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118293 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118293 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118293 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000118293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000118293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000118293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000118293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118293 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000118293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118293 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000118293 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118294 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118294 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118294 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118294 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118294 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118294 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118294 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118294 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118294 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118294 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118294 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118294 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000118294 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118294 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118294 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118294 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000118294 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000118294 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000118294 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118294 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000118294 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118294 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000118294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118295 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118295 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118295 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118295 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118295 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118295 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118295 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118295 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000118295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000118295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000118295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000118295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118295 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000118295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118295 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000118295 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118296 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118296 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118296 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118296 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118296 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118296 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118296 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118296 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000118296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000118296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000118296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000118296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118296 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000118296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118296 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000118296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118297 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118297 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118297 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118297 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118297 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118297 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118297 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118297 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118297 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118297 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118297 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000118297 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118297 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118297 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000118297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000118297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000118297 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118297 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000118297 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118297 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000118297 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118298 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118298 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118298 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118298 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118298 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118298 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118298 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118298 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118298 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118298 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000118298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000118298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000118298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000118298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118298 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000118298 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118298 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000118298 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118299 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118299 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118299 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118299 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118299 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118299 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118299 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118299 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118299 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118299 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118299 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000118299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118299 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000118299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000118299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000118299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000118299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000118299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118299 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000118299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118299 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000118299 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%